Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Information [Abstract]
Quarterly Results

Note 27. Quarterly Results (Unaudited)

	Three Months Ended
	March 31	June 30	September 30	December 31	Year
	(In millions, except per share data)
2011
Revenues	$1,295	$1,426	$1,372	$1,531	$5,624
Costs and expenses	$1,175	$1,249	$1,210	$1,360	$4,994
Income from continuing operations	$27	$150	$165	$158	$500
Net (income) loss from continuing operations attributable to noncontrolling interests	$2	$—	$—	$—	$2
Income (loss) from continuing operations attributable to Starwood’s common shareholders	$29	$150	$165	$158	$502
Discontinued operations	$(1)	$(19)	$(2)	$9	$(13)
Net income attributable to Starwood	$28	$131	$163	$167	$489
Earnings per share: (a)
Basic —
Income (loss) from continuing operations	$0.16	$0.79	$0.88	$0.82	$2.65
Discontinued operations	$(0.01)	$(0.10)	$(0.01)	$0.05	$(0.07)

Net income	$0.15	$0.69	$0.87	$0.87	$2.58
Diluted —
Income (loss) from continuing operations	$0.15	$0.77	$0.85	$0.80	$2.57
Discontinued operations	$(0.01)	$(0.09)	$(0.01)	$0.05	$(0.06)

Net income	$0.14	$0.68	$0.84	$0.85	$2.51
2010
Revenues	$1,187	$1,289	$1,255	$1,340	$5,071
Costs and expenses	$1,102	$1,152	$1,133	$1,084	$4,471
Income (loss) from continuing operations	$28	$79	$(5)	$206	$308
Net (income) loss from continuing operations attributable to noncontrolling interests	$2	$—	$—	$—	$2
Income (loss) from continuing operations attributable to Starwood’s common shareholders	$30	$79	$(5)	$206	$310
Discontinued operations	$—	$35	$(1)	$133	$167
Net income attributable to Starwood	$30	$114	$(6)	$339	$477
Earnings per share: (a)
Basic —
Income (loss) from continuing operations	$0.16	$0.44	$(0.03)	$1.13	$1.70
Discontinued operations	$—	$0.19	$0.00	$0.72	$0.91

Net income	$0.16	$0.63	$(0.03)	$1.85	$2.61
Diluted —
Income (loss) from continuing operations	$0.16	$0.42	$(0.03)	$1.08	$1.63
Discontinued operations	$—	$0.19	$0.00	$0.70	$0.88

Net income	$0.16	$0.61	$(0.03)	$1.78	$2.51

(a)	Amounts presented are attributable to Starwood’s common shareholders.